CONDENSED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008 COMMON STOCK	Dec. 31, 2006 COMMON STOCK	Dec. 31, 2013 COMMON STOCK Private Placement
Issuance of common shares to founder			$ 0.0001
Stock issuance costs	$ 1,299,770	$ 141,646		$ 766,803